Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Acquired Intangible Assets, Net
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	December 31,
	2013				2014
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets with definite life:
- Software license	$15,634	$(7,171)	$(5,665)	$2,798	$23,676	$(9,730)	$(8,417)	$5,529
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	(50)	(1,620)	—	1,670	(50)	(1,620)	—

	$18,004	$(7,634)	$(7,572)	$2,798	$26,046	$(10,193)	$(10,324)	$5,529

The Group recorded amortization expenses of $2,140, $2,337 and $2,696 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group recorded impairment losses of $3,833, $3,595 and $2,910 for the years ended December 31, 2012, 2013 and 2014 respectively.

In 2012, based on the actual and expected operating results of the ODP reporting unit, the Group recorded an impairment loss of $2,076 for related software licenses. Similarly, $287 and $1,470 of impairment expense was recorded for the Brand name phone sales reporting unit’s customer base and trade name and domain name intangible assets, respectively, because of the Group’s plan to shift its production capacity from the “QiGi” brand, to which these intangible assets relate to the Group’s self-developed “Tecface” brand, which resulted in the Group’s reassessment of the estimated economics life of QIGI’s trade name and domain name.

In 2013, based on information obtained in the fourth quarter of 2013, the future purchase orders of certain mobile phone products would not achieve the planned sales target and, the Group performed an impairment assessment on the intangible assets. As a result, the Group determined an impairment loss of $3,445 and $150 for software licenses, and trade name and domain name, respectively in 2013.

In 2014, due to continually declining sales in Brand name phone reporting unit, all intangible assets in this reporting unit were fully impaired with an impairment loss of $2,910 for software licenses recorded in 2014.

The fair value of these intangible assets as set forth in Note 18 was determined using income approach with significant unobservable inputs, which were classified as Level 3 measurements.

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2014 were as follows:

Year 2015	$2,371
Year 2016	2,181
Year 2017	977
Year 2018	—
Year 2019 and thereafter	—

$5,529